Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Raw materials	$7,322,641	$7,118,820
Work in process	1,904,229	1,490,520
Finished goods	520,088	611,020
Inventory valuation allowance	(21,397)	(383,545)
Total	$9,725,561	$8,836,815

For the fiscal year ended December 31, 2025, the Company recorded a reversal of the inventory allowance in the amount of $362,148. For the fiscal year ended December 31, 2024, the Company recorded an inventory allowance provision of $291,707.